UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b)       Not applicable.

The Advisors’ Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Rayliant Quantamental Emerging Market Equity ETF

Rayliant Quantitative Developed Market Equity ETF

SEMI-ANNUAL REPORT	MARCH 31, 2023

Investment Adviser:

Rayliant Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	21
Notes to Financial Statements	24
Disclosure of Fund Expenses	43
Liquidity Risk Management Program	45
Approval of Investment Advisory Agreement	47

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.9%
	Shares	Value
CHINA — 99.9%
Communication Services — 2.9%
G-bits Network Technology Xiamen, Cl A	27,400	$1,902,236
Kingnet Network, Cl A *	533,015	939,934
		2,842,170
Consumer Discretionary — 9.4%
AIMA Technology Group, Cl A	257,556	2,675,210
Bear Electric Appliance, Cl A	83,400	854,974
Fuyao Glass Industry Group, Cl A	203,200	1,028,531
Ningbo Huaxiang Electronic, Cl A	447,800	965,724
Ningbo Tuopu Group, Cl A	32,300	301,585
Zhejiang Qianjiang Motorcycle, Cl A *	886,674	3,017,426
Zhejiang Wanfeng Auto Wheel, Cl A *	418,800	379,325
		9,222,775
Consumer Staples — 14.3%
Anhui Gujing Distillery, Cl A	27,325	1,177,785
Eastroc Beverage Group, Cl A *	72,896	2,042,421
Guangdong Haid Group, Cl A	210,466	1,787,672
Henan Shuanghui Investment & Development, Cl A	159,974	604,273
Kweichow Moutai, Cl A	11,950	3,167,038
Proya Cosmetics, Cl A	14,100	373,376
Shanghai Maling Aquarius, Cl A	619,900	804,291
Shanxi Xinghuacun Fen Wine Factory, Cl A	51,069	2,025,715
Wens Foodstuffs Group, Cl A	547,471	1,631,898
Yankershop Food, Cl A	20,300	398,563
		14,013,032
Energy — 1.2%
Offshore Oil Engineering, Cl A	1,131,500	1,010,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Energy (continued)
Shaanxi Coal Industry, Cl A	79,400	$235,172
		1,245,190
Financials — 16.5%
Bank of Hangzhou, Cl A	129,280	218,563
Bank of Jiangsu, Cl A	1,418,430	1,449,970
Bank of Nanjing, Cl A	582,900	760,529
Bank of Suzhou, Cl A	184,200	186,687
China Merchants Bank, Cl A	696,700	3,476,753
China Pacific Insurance Group, Cl A	285,700	1,078,349
Industrial Bank, Cl A	880,104	2,164,600
Jiangsu Changshu Rural Commercial Bank, Cl A	318,400	345,417
People's Insurance Group of China, Cl A	3,127,600	2,368,255
Ping An Bank, Cl A	893,700	1,630,635
Ping An Insurance Group of China, Cl A	394,100	2,616,889
		16,296,647
Health Care — 5.3%
Asymchem Laboratories Tianjin, Cl A	23,780	461,693
Guangdong Hybribio Biotech, Cl A	807,056	2,022,547
Guangzhou Kingmed Diagnostics Group, Cl A	71,700	919,833
Shandong WIT Dyne Health, Cl A	39,000	205,640
Shenzhen Mindray Bio-Medical Electronics, Cl A	36,400	1,652,213
		5,261,926
Industrials — 18.6%
Beijing United Information Technology, Cl A	169,543	2,047,907
Contemporary Amperex Technology, Cl A	9,836	581,583
Deppon Logistics, Cl A *	78,700	203,646
First Tractor, Cl A	108,700	172,849
Ginlong Technologies, Cl A *	105,900	2,059,925
GoodWe Technologies, Cl A	47,600	2,006,294
Ningbo Deye Technology, Cl A	72,877	2,737,517
Pylon Technologies, Cl A	64,143	2,293,056
Shanghai Pudong Construction, Cl A	787,600	803,966
Sichuan Injet Electric, Cl A	30,500	383,598
Sichuan Road & Bridge, Cl A	1,491,214	2,996,629
Suzhou Maxwell Technologies, Cl A	30,300	1,345,725
Tian Di Science & Technology, Cl A	479,075	354,390
Xiamen Xiangyu, Cl A	182,200	285,214
		18,272,299
Information Technology — 19.1%
Avary Holding Shenzhen, Cl A	618,257	2,792,703
Glodon, Cl A	71,000	768,177

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
Guangdong Shenglu Telecommunication Tech, Cl A *	459,800	$666,202
Guangzhou Shiyuan Electronic Technology, Cl A	20,350	221,804
Hainan Drinda New Energy Technology, Cl A	37,700	798,819
Jiangsu Pacific Quartz, Cl A	112,115	2,015,925
NAURA Technology Group, Cl A	54,100	2,094,344
Qingdao Gaoce Technology, Cl A	174,045	1,803,481
StarPower Semiconductor, Cl A	63,888	2,554,199
Tongwei, Cl A	503,700	2,853,955
Universal Scientific Industrial Shanghai, Cl A	533,808	1,375,077
Wuhan Jingce Electronic Group, Cl A	39,900	382,017
Yealink Network Technology, Cl A	55,172	610,666
		18,937,369
Materials — 12.1%
Anhui Guangxin Agrochemical, Cl A	72,924	350,215
Ganfeng Lithium, Cl A	350,571	3,393,248
Jiangsu ToLand Alloy, Cl A	84,850	563,294
Tianqi Lithium, Cl A	263,585	2,898,656
YongXing Special Materials Technology, Cl A	245,581	3,000,342
Yunnan Copper, Cl A	271,500	509,609
Zangge Mining, Cl A	237,200	834,499
Zhejiang JIULI Hi-tech Metals, Cl A	266,711	597,326
		12,147,189
Real Estate — 0.5%
Hangzhou Binjiang Real Estate Group, Cl A	348,300	464,075
		464,075
TOTAL COMMON STOCK
(Cost $101,015,954)		98,702,672

TOTAL INVESTMENTS— 99.9%
(Cost $101,015,954)		$98,702,672

Percentages are based on Net Assets of $98,811,804.
*	Non-income producing security.

Cl — Class

As of March 31, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%
	Shares	Value
BRAZIL — 0.9%
BB Seguridade Participacoes	29,000	$185,888

CHINA — 30.8%
3SBio	240,500	239,582
Bank of Communications, Cl H	87,000	54,749
Beijing Enterprises Holdings	14,000	50,383
BYD, Cl A	2,100	78,290
C&D International Investment Group	28,000	91,848
China CITIC Bank, Cl H	125,000	62,899
China Coal Energy, Cl H	47,000	35,624
China Medical System Holdings	89,000	140,587
China Resources Pharmaceutical Group	251,500	199,279
China Taiping Insurance Holdings	118,400	125,791
China Tower, Cl H	1,264,000	152,969
CITIC	213,000	249,089
COSCO SHIPPING Holdings, Cl H	127,500	143,418
Dongyue Group	166,000	171,288
Far East Horizon	84,000	75,547
Hainan Drinda New Energy Technology, Cl A	1,400	29,664
Jiangsu Pacific Quartz, Cl A	27,427	493,161
Jiangxi Copper, Cl H	28,000	47,440
Kingnet Network, Cl A *	561,000	989,284
Meituan, Cl B *	240	4,387
New Oriental Education & Technology Group *	15,600	60,811
Ningbo Deye Technology, Cl A	1,400	52,589
Nongfu Spring, Cl H	9,600	55,216
PDD Holdings ADR *	3,164	240,148
People's Insurance Group of China, Cl H	271,000	90,449
PetroChina, Cl H	448,000	265,378

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
PICC Property & Casualty, Cl H	542,000	$553,051
Pylon Technologies, Cl A	1,772	63,347
Qingdao Gaoce Technology, Cl A	40,791	422,683
Shandong Hi-Speed Holdings Group *	232,000	145,998
Shandong Weigao Group Medical Polymer, Cl H	64,000	102,238
Shanghai Fudan Microelectronics Group, Cl H	24,000	88,204
Sinopharm Group, Cl H	78,800	238,409
Tencent Holdings	2,600	127,782
Yangzijiang Shipbuilding Holdings	204,200	184,303
Yankuang Energy Group, Cl H	38,000	136,026
		6,261,911

COLOMBIA — 0.4%
Bancolombia	10,793	81,052

HONG KONG — 2.9%
Alliance International Education Leasing Holdings *	374,000	239,171
Orient Overseas International	18,500	353,977
		593,148

HUNGARY — 2.3%
MOL Hungarian Oil & Gas	30,310	221,988
Richter Gedeon Nyrt	11,186	234,050
		456,038

INDIA — 9.5%
Britannia Industries	8,622	453,449
Coal India	26,585	69,113
Cummins India	9,252	183,458
ITC	50,698	236,580
Persistent Systems	7,803	437,659
Tube Investments of India	2,908	90,111
Varun Beverages	27,350	461,588
		1,931,958

INDONESIA — 4.2%
Adaro Energy Indonesia	523,200	101,189
Bayan Resources	344,200	476,892
Sumber Alfaria Trijaya	642,000	123,309
Unilever Indonesia	538,000	156,077
		857,467

MEXICO — 6.3%
Alpek, Cl A	187,200	207,666
Grupo Comercial Chedraui	167,300	954,359

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MEXICO (continued)
Regional	16,000	$121,976
		1,284,001

POLAND — 1.3%
Dino Polska *	387	35,133
PGE Polska Grupa Energetyczna *	28,248	41,152
Polski Koncern Naftowy ORLEN	13,409	181,275
		257,560

QATAR — 2.5%
Qatar Navigation QSC	225,612	509,486

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC *(A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO *(A)	11,625	–
SAUDI ARABIA — 1.7%
Elm	2,995	352,503

SOUTH AFRICA — 4.5%
OUTsurance Group	429,023	844,626
Woolworths Holdings	19,752	71,170
		915,796

SOUTH KOREA — 7.1%
DB Insurance	1,292	74,333
GS Holdings	4,713	146,258
Hankook Tire & Technology	3,749	100,215
Hanwha Aerospace	3,887	296,187
HD Hyundai	6,594	294,282
Hyundai Glovis	370	45,047
Hyundai Mobis	271	44,964
KT&G	700	45,113
NCSoft	728	207,744
Orion	1,253	131,474
Samsung Electronics	926	45,523
		1,431,140

TAIWAN — 12.8%
Lotes	29,753	897,061
PharmaEssentia *	4,000	56,228
Taiwan Semiconductor Manufacturing	21,000	367,616
Voltronic Power Technology	4,000	227,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
Wistron	735,000	$1,010,255
Zhen Ding Technology Holding	11,000	41,185
		2,599,622

THAILAND — 0.5%
Bumrungrad Hospital	15,800	104,425

TURKEY — 1.0%
KOC Holding	14,511	57,833
Turk Hava Yollari AO *	15,229	94,016
Turkiye Petrol Rafinerileri	1,533	42,336
		194,185

UNITED ARAB EMIRATES — 5.1%
International Holding PJSC *	7,922	854,217
Multiply Group PJSC *	207,574	183,129
		1,037,346

TOTAL COMMON STOCK
(Cost $19,496,090)		19,053,526

PREFERRED STOCK — 4.0%

BRAZIL — 0.8%
Gerdau (B)	34,230	170,804

CHILE — 2.6%
Sociedad Quimica y Minera de Chile (B)	6,495	524,128

COLOMBIA — 0.6%
Bancolombia (B)	18,968	118,792

TOTAL PREFERRED STOCK
(Cost $847,394)		813,724

TOTAL INVESTMENTS— 97.8%
(Cost $20,343,484)		$19,867,250

Percentages are based on Net Assets of $20,304,869.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of March 31, 2023 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$185,888	$—	$—		$185,888
China	6,261,911	—	—		6,261,911
Colombia	81,052	—	—		81,052
Hong Kong	593,148	—	—		593,148
Hungary	456,038	—	—		456,038
India	1,931,958	—	—		1,931,958
Indonesia	857,467	—	—		857,467
Mexico	1,284,001	—	—		1,284,001
Poland	257,560	—	—		257,560
Qatar	509,486	—	—		509,486
Russia‡	—	—	—	^	—
Saudi Arabia	352,503	—	—		352,503
South Africa	915,796	—	—		915,796
South Korea	1,431,140	—	—		1,431,140
Taiwan	2,599,622	—	—		2,599,622
Thailand	104,425	—	—		104,425
Turkey	194,185	—	—		194,185
United Arab Emirates	1,037,346	—	—		1,037,346
Total Common Stock	19,053,526	—	—		19,053,526
Preferred Stock
Brazil	170,804	—	—		170,804
Chile	524,128	—	—		524,128
Colombia	118,792	—	—		118,792
Total Preferred Stock	813,724	—	—		813,724
Total Investments in Securities	$19,867,250	$—	$—		$19,867,250

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

‡ For the period ended March 31, 2023, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $(1,352,976). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until March 31, 2023, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility of the market.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value
AUSTRALIA — 3.0%
AGL Energy	97,049	$523,240
Lovisa Holdings	20,541	333,479
New Hope	26,608	101,222
Pro Medicus	5,429	232,237
Rio Tinto	1,701	136,869
Viva Energy Group	140,267	284,651
Whitehaven Coal	25,949	116,963
		1,728,661

AUSTRIA — 2.1%
Raiffeisen Bank International	8,848	136,118
Strabag	25,030	1,072,796
		1,208,914

BELGIUM — 1.6%
Melexis	7,749	895,770

BRAZIL — 1.0%
MercadoLibre *	416	548,313

CANADA — 2.3%
Dollarama	3,415	203,812
Fairfax Financial Holdings	200	132,830
George Weston	900	119,105
International Petroleum *	58,753	560,926
Thomson Reuters	2,172	282,621
		1,299,294

DENMARK — 1.5%
D/S NORDEN	7,629	513,158
Genmab *	940	354,940
		868,098

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
FRANCE — 1.2%
Electricite de France *	7,495	$96,738
Hermes International	91	184,288
TotalEnergies	6,308	372,546
		653,572

GEORGIA — 0.7%
TBC Bank Group	15,052	416,886

GERMANY — 4.1%
Bayerische Motoren Werke	3,697	405,436
Beiersdorf	1,206	157,165
Commerzbank	10,909	114,989
Daimler Truck Holding	3,492	118,028
METRO *	49,574	426,568
PNE	34,058	508,411
Vitesco Technologies Group *	8,262	598,266
		2,328,863

HONG KONG — 0.6%
CK Asset Holdings	25,143	152,621
Link REIT ‡	30,100	193,638
		346,259

ISRAEL — 1.8%
Check Point Software Technologies *	1,300	169,000
Perion Network *	3,925	155,351
Plus500	32,509	680,110
		1,004,461

ITALY — 2.8%
Brunello Cucinelli	7,282	723,508
Saras	552,301	861,667
		1,585,175

JAPAN — 4.1%
Daiichi Sankyo	8,000	289,849
Inpex	13,000	136,456
Mitsubishi Heavy Industries	4,400	161,202
Nippon Paint Holdings	9,900	92,089
Ono Pharmaceutical	5,176	107,495
Sankyo	19,300	801,931
SoftBank Group	7,100	276,446
Subaru	7,700	122,336
Sumitomo	18,000	316,613
		2,304,417

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
NETHERLANDS — 2.0%
Eurocommercial Properties ‡	5,897	$134,286
Pharming Group *	231,673	308,334
Randstad	1,509	89,514
Universal Music Group	9,354	236,840
Wolters Kluwer	3,004	379,731
		1,148,705

SINGAPORE — 0.2%
STMicroelectronics	2,013	107,066

SWEDEN — 0.2%
Munters Group	13,857	127,685

SWITZERLAND — 1.1%
Kuehne + Nagel International	632	188,102
Mobilezone Holding	12,156	198,531
u-blox Holding	990	138,495
Valora Holding *	335	94,792
		619,920

UNITED KINGDOM — 0.7%
4imprint Group	6,265	373,760

UNITED STATES — 68.7%
A10 Networks	5,855	90,694
AbbVie	5,209	830,158
Agilent Technologies	3,499	484,052
Agilysys *	3,596	296,706
Air Products and Chemicals	480	137,861
American International Group	2,268	114,216
AmerisourceBergen, Cl A	2,060	329,827
Amgen	5,165	1,248,639
Aon, Cl A	2,602	820,385
Apple	8,636	1,424,076
Arista Networks *	1,454	244,068
Arthur J Gallagher	2,642	505,441
Autodesk *	2,639	549,334
Automatic Data Processing	1,299	289,196
AutoZone *	234	575,207
Biogen *	390	108,432
Booking Holdings *	316	838,162
Booz Allen Hamilton Holding, Cl A	1,864	172,774
Box, Cl A *	14,105	377,873
Bristol-Myers Squibb	3,620	250,902
Broadcom	218	139,856

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Cadence Design Systems *	2,911	$611,572
Cardinal Health	2,777	209,663
Caterpillar	1,523	348,523
Centene *	4,127	260,868
Chesapeake Energy	1,434	109,041
Cigna Group	4,252	1,086,514
CommVault Systems *	3,237	183,667
Consolidated Edison	1,797	171,919
Constellation Energy	4,413	346,421
DocuSign, Cl A *	2,367	137,996
Electronic Arts	3,909	470,839
Elevance Health	316	145,300
elf Beauty *	5,493	452,349
Eli Lilly	4,562	1,566,682
EQT	4,210	134,341
Etsy *	1,575	175,345
Expeditors International of Washington	2,066	227,508
Fair Isaac *	290	203,780
Fortinet *	7,026	466,948
Gartner *	1,044	340,104
Genuine Parts	1,724	288,442
Gilead Sciences	6,443	534,576
GoDaddy, Cl A *	1,881	146,191
Hess	2,258	298,824
HF Sinclair	2,104	101,792
Hubbell, Cl B	652	158,638
Humana	1,225	594,688
Incyte *	2,547	184,072
International Money Express *	9,473	244,214
Invitae *	49,580	66,933
Jackson Financial, Cl A	18,922	707,872
Keysight Technologies *	2,432	392,719
Kimberly-Clark	4,831	648,417
KLA	1,803	719,703
Lamb Weston Holdings	1,594	166,605
Marathon Petroleum	5,757	776,216
Mastercard, Cl A	498	180,978
McKesson	1,901	676,851
Merck	8,192	871,547
Mettler-Toledo International *	290	443,761
Microsoft	3,299	951,102
Moderna *	1,205	185,064

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Modine Manufacturing *	13,841	$319,035
Murphy USA	2,578	665,253
Nasdaq	4,683	256,020
Neurocrine Biosciences *	1,381	139,785
NVR *	36	200,599
O'Reilly Automotive *	585	496,653
Otis Worldwide	2,053	173,273
PACCAR	3,409	249,539
PDF Solutions *	11,835	501,804
Philip Morris International	10,365	1,007,996
Phillips 66	3,165	320,868
Principal Financial Group	2,549	189,442
PulteGroup	2,522	146,982
Rambus *	13,362	684,936
Regeneron Pharmaceuticals *	162	133,111
RLI	4,986	662,689
Sanmina *	4,536	276,651
Sprout Social, Cl A *	2,162	131,623
Steel Dynamics	1,957	221,258
Synopsys *	1,123	433,759
Texas Pacific Land	103	175,205
Ulta Beauty *	575	313,760
UnitedHealth Group	3,049	1,440,927
Universal Health Services, Cl B	809	102,824
Valero Energy	1,394	194,602
VeriSign *	1,279	270,291
Vertex Pharmaceuticals *	3,290	1,036,580
Vistra	4,898	117,552
VMware, Cl A *	2,988	373,052
Wabash National	10,490	257,949
Waters *	846	261,947
Westrock	3,062	93,299
WW Grainger	473	325,807
		38,991,515

TOTAL COMMON STOCK
(Cost $54,158,833)		56,557,334

TOTAL INVESTMENTS— 99.7%
(Cost $54,158,833)		$56,557,334

Percentages are based on Net Assets of $56,735,591.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023 (UNAUDITED)

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of March 31, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILIITES

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market Equity ETF	Rayliant Quantitative Developed Market Equity ETF

Assets:
Investments, at Value (Cost $101,015,954, $20,343,484 and $54,158,833)	$98,702,672	$19,867,250	$56,557,334
Foreign Currency, at Value (Cost 4,440, 4,218 and 1,365)	4,488	4,301	1,393
Cash	205,877	460,109	131,875
Receivable for Capital Shares Sold	534	–	–
Dividend and Interest Receivable	–	54,707	81,066
Reclaim Receivable	–	582	13,093
Receivable from Investment Adviser	–	11,543	–
Other Prepaid Expenses	2,744	560	1,627
Total Assets	98,916,315	20,399,052	56,786,388
Liabilities:
Payable to Investment Adviser	34,483	–	10,029
Custody Fees Payable	20,217	6,595	–
Audit Fees Payable	13,261	13,261	13,261
Payable to Administrator	10,617	9,342	9,342
Registration Fees Payable	7,310	–	9,052
Transfer Agent Fees Payable	6,684	6,395	6,395
Chief Compliance Officer Fees Payable	2,184	9	1,245
Payable for Foreign Capital Gains Tax	–	53,856	–
Other Accrued Expenses and Other Payables	9,755	4,725	1,473
Total Liabilities	104,511	94,183	50,797
Net Assets	$98,811,804	$20,304,869	$56,735,591
Net Assets Consist of:
Paid-in Capital	$125,774,333	$27,243,015	$64,356,455
Total Accumulated Losses	(26,962,529)	(6,938,146)	(7,620,864)
Net Assets	$98,811,804	$20,304,869	$56,735,591
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,700,000	1,050,000	2,475,000
Net Asset Value, Offering and Redemption Price Per Share	$17.34	$19.34	$22.92

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS FOR THE PERIOD ENDED MARCH 31, 2023 (UNAUDITED)

Statements of Operations

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market Equity ETF	Rayliant Quantitative Developed Market Equity ETF

Investment Income:
Dividends	$267,590	$369,819	$482,697
Less: Foreign Taxes Withheld	(24,004)	(89,437)	(24,532)
Total Investment Income	243,586	280,382	458,165
Expenses:
Investment Advisory Fees (Note 5)	298,403	63,071	177,743
Administration Fees (Note 4)	62,374	54,849	54,849
Trustees' Fees	10,432	1,972	5,623
Chief Compliance Officer Fees (Note 3)	4,034	849	2,193
Custodian Fees	37,578	40,759	25,720
Legal Fees	21,270	4,033	11,635
Audit Fees	13,261	13,261	13,261
Insurance Fees	10,784	–	4,798
Printing Fees	9,937	2,169	5,346
Registration and Filing Fees	9,400	5,258	4,883
Pricing Fees	1,089	1,565	1,313
Total Expenses	478,562	187,786	307,364
Less:
Waiver of Investment Advisory Fees	(80,544)	(63,071)	(72,888)
Waiver of Administration Fees	(145)	(216)	(216)
Waiver - Reimbursement from Adviser	–	(28,674)	–
Net Expenses	397,873	95,825	234,260
Net Investment Income/Loss	(154,287)	184,557	223,905
Net Realized Gain (Loss) on:
Investments	(11,794,416)	(1,779,601)	(1,152,202)
Foreign Currency Transactions	(31,718)	13,801	(30,360)
Net Realized Loss	(11,826,134)	(1,765,800)	(1,182,562)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,604,258	2,259,129	7,976,249
Capital Gains Tax	–	(8,523)	–
Foreign Currency Translation	(5)	(676)	4,481
Net Change in Unrealized Appreciation	10,604,253	2,249,930	7,980,730
Net Realized and Unrealized Gain/(Loss)	(1,221,881)	484,130	6,798,168
Net Increase/Decrease in Net Assets Resulting from Operations	$(1,376,168)	$668,687	$7,022,073

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net Investment Income/Loss	$(154,287)	$1,709,817
Net Realized Loss on Investments, and Foreign Currency Transactions	(11,826,134)	(10,638,778)
Net Change in Unrealized Appreciation (Depreciation) on Investments, and Foreign Currency Transactions	10,604,253	(11,403,391)
Net Decrease in Net Assets Resulting From Operations	(1,376,168)	(20,332,352)
Distributions	(1,556,945)	(357,445)
Capital Share Transactions:
Shares
Issued	8,676,146	86,856,354
Redeemed	(7,070,729)	(5,881,465)
Net Increase in Net Assets From Capital Share Transactions	1,605,417	80,974,889
Total Increase (Decrease) in Net Assets	(1,327,696)	60,285,092
Net Assets:
Beginning of Period	100,139,500	39,854,408
End of Period	$98,811,804	$100,139,500
Shares Transactions:
Shares
Issued	475,000	4,300,000
Redeemed	(400,000)	(275,000)
Net Increase in Shares Outstanding From Share Transactions	75,000	4,025,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022*
Operations:
Net Investment Income	$184,557	$1,024,180
Net Realized Loss on Investments, and Foreign Currency Transactions	(1,765,800)	(4,821,275)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options, and Foreign Currency Transactions	2,249,930	(2,780,988)
Net Increase (Decrease) in Net Assets Resulting From Operations	668,687	(6,578,083)
Distributions	(1,018,970)	(9,780)
Capital Share Transactions:
Shares
Issued	1,959,611	33,933,341
Redeemed	–	(8,649,937)
Net Increase in Net Assets From Capital Share Transactions	1,959,611	25,283,404
Total Increase in Net Assets	1,609,328	18,695,541
Net Assets:
Beginning of Period	18,695,541	–
End of Period	$20,304,869	$18,695,541
Shares Transactions:
Shares
Issued	100,000	1,350,000
Redeemed	–	(400,000)
Net Increase in Shares Outstanding From Share Transactions	100,000	950,000

*Commenced operations on December 15, 2021.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022*
Operations:
Net Investment Income	$223,905	$743,906
Net Realized Loss on Investments, and Foreign Currency Transactions	(1,182,562)	(8,786,173)
Net Change in Unrealized Appreciation (Depreciation) on Investments, and Foreign Currency Transactions	7,980,730	(5,581,446)
Net Increase (Decrease) in Net Assets Resulting From Operations	7,022,073	(13,623,713)
Distributions	(761,063)	(12,688)
Capital Share Transactions:
Shares
Issued	570,201	96,498,794
Redeemed	(1,042,713)	(31,915,300)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(472,512)	64,583,494
Total Increase in Net Assets	5,788,498	50,947,093
Net Assets:
Beginning of Period	50,947,093	–
End of Period	$56,735,591	$50,947,093
Shares Transactions:
Shares
Issued	25,000	3,950,000
Redeemed	(50,000)	(1,450,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(25,000)	2,500,000

*Commenced operations on December 15, 2021.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2023

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Period	$17.80		$24.91	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		0.52	0.39
Net Realized and Unrealized Loss	(0.15)		(7.42)	(0.48)
Total from Investment Operations	(0.18)		(6.90)	(0.09)
Dividends and Distributions:
Net Investment Income	(0.28)		(0.21)	—
Total Dividends and Distributions	(0.28)		(0.21)	—
Net Asset Value, End of Period	$17.34		$17.80	$24.91
Total Return‡	(0.96)%		(27.93)%	(0.36)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$98,812		$100,140	$39,854
Ratio of Expenses to Average Net Assets	0.80	%††	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.96	%††	1.13%	2.43	%††
Ratio of Net Investment Loss to Average Net Assets	(0.31	)%††	2.45%	1.97	%††
Portfolio Turnover Rate	128	%§	255%	199	%§

*	Commenced operations on December 30, 2020.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2023

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022*
Net Asset Value, Beginning of Period	$19.68	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.19	0.98
Net Realized and Unrealized Gain (Loss)	0.54	(6.20)
Total from Investment Operations	0.73	(5.22)
Dividends and Distributions:
Net Investment Income	(1.07)	(0.10)
Total Dividends and Distributions	(1.07)	(0.10)
Net Asset Value, End of Period	$19.34	$19.68
Total Return‡	3.79%	(20.97)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,305	$18,696
Ratio of Expenses to Average Net Assets	0.99%††	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.94%††	1.83%††
Ratio of Net Investment Loss to Average Net Assets	1.90%††	5.53%††
Portfolio Turnover Rate§	159%	295%

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2023

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended March 31, 2023 (Unaudited)		Period Ended September 30, 2022*
Net Asset Value, Beginning of Period	$20.38		$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.21
Net Realized and Unrealized Gain (Loss)	2.14		(4.83)
Total from Investment Operations	2.23		(4.62)
Dividends and Distributions:
Net Investment Income	0.31		—	^
Total Dividends and Distributions	0.31		—
Net Asset Value, End of Period	$22.92		$20.38
Total Return‡	14.05%		(18.47)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$56,736		$50,947
Ratio of Expenses to Average Net Assets	0.86	%††	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.12	%††	1.05	%††
Ratio of Net Investment Loss to Average Net Assets	0.82	%††	1.17	%††
Portfolio Turnover Rate§	129%		235%

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
§	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market Equity ETF, and the Rayliant Quantitative Developed Market Equity ETF (the “Funds”). The investment objective of each of the Funds is to seek long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. Rayliant Asset Management serves as the investment adviser (the “Adviser”) to each of the Funds. The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to each of the Funds. The Rayliant Quantamental China Equity ETF commenced operations on December 30, 2020; the Rayliant Quantamental Emerging Market Equity ETF and the Rayliant Quantitative Developed Market Equity ETF each commenced operations on December 15, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are each investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund's investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate its net asset value. The closing prices of such

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).
Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986,

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 25,000, 50,000 and 25,000 Shares for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market Equity ETF and Rayliant Quantitative Developed Market Equity ETF, respectively or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

The following table discloses Creation Unit breakdown as March 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Rayliant Quantamental China Equity ETF	25,000	$1,000	$433,500	$1,000
Rayliant Quantamental Emerging Market Equity ETF	50,000	$2,500	$967,000	$2,500
Rayliant Quantitative Developed Market Equity ETF	25,000	$1,000	$573,000	$1,000

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian, and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2023, for the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market Equity ETF and the Rayliant Quantitative Developed Market Equity ETF incurred $62,374, $54,849 and $54,849, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended March 31, 2023, the Funds did not incur any fees for these services.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. also serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market Equity ETF and Rayliant Quantitative Developed Market Equity ETF at a fee calculated at an annual rate of 0.60%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and to reimburse expenses for each of the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.80%, 0.88% and 0.80% of the Fund’s’ average daily net assets for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market Equity ETF and Rayliant Quantitative Developed Market Equity ETF, respectively, until January 31, 2024 (the “Expense Limitation”). The Adviser may recover all or a portion of the Adviser’s fee reductions or expense reimbursements in regard to each of the Funds, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which the Adviser reduced the Adviser’s fee or reimbursed expenses if the Fund’s total annual funds operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2024.

As of March 31, 2023, the following amounts of waivers/reimbursements are subject to recoupment:

Period	Subject to Repayment until March 31:	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market Equity ETF	Rayliant Quantitative Developed Market Equity ETF
2021	2024	$269,626	$–	$–
2022	2025	228,587	189,793	158,971
2023	2026	80,544	91,745	72,888
		$578,757	$281,538	$231,859

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

6. Investment Transactions:

For the period ended March 31, 2023, the Rayliant Quantamental China Equity ETF made purchases of $127,219,968 and sales of $127,355,008 in investment securities other than long-term U.S. Government and short-term securities.

For the period ended March 31, 2023, the Rayliant Quantamental Emerging Market Equity ETF made purchases of $31,611,043 and sales of $30,718,697 in investment securities other than long-term U.S. Government and short-term securities.

For the period ended March 31, 2023, the Rayliant Quantitative Developed Market Equity ETF made purchases of $71,110,468 and sales of $71,445,565 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $535,300 and redemptions of $1,026,193 respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized losses on in-kind redemptions were $67,206.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. Book/tax differences may be temporary or permanent.

The permanent differences are primary attributed to different treatment for gains and losses on REIT adjustments, PFIC adjustments, India capital gains tax and foreign currency transactions.

At September 30, 2022, the fund reclassifed the following permanent amount between capital paid-in and distributable earnings (accumulated losses), the reclassification is primarily related to In-Kind Redemptions:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Rayliant Quantitative Developed Market Equity ETF	$(245,473)	$245,473

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

The tax character of dividends and distributions paid during the year or period ended September 30, 2022 are as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Rayliant Quantamental China Equity ETF	$(357,445)	$—	$(357,445)
Rayliant Quantamental Emerging Market Equity ETF	(9,780)	—	(9,780)
Rayliant Quantitative Developed Market Equity ETF	(12,688)	—	(12,688)

As of September 30, 2022, the components of Distributable Earnings on a tax basis for the Funds were as follows:

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Undistributed Ordinary Income	$1,556,476	$871,026	$661,438
Post October Capital Losses Deferred – Short-Term	(9,434,893)	–	–
Capital Loss Carryforwards - Short-Term	(1,456,302)	(4,557,288)	(8,920,494)
Unrealized Depreciation	(14,694,696)	(2,901,599)	(5,622,819)
Other Temporary Differences	(1)	(2)	1
Total Accumulated Losses	$(24,029,416)	$(6,587,863)	$(13,881,874)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2021 through September 30, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The fund has capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Rayliant Quantamental China Equity ETF	$1,456,302	$—	$1,456,302
Rayliant Quantamental Emerging Market Equity ETF	4,557,288	—	4,557,288
Rayliant Quantitative Developed Market Equity ETF	8,920,494	—	8,920,494

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and former PFIC MTM adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at March 31, 2023 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Rayliant Quantamental China Equity ETF	$101,015,954	$5,185,036	$(7,498,318)	$(2,313,282)
Rayliant Quantamental Emerging Market Equity ETF	20,343,484	2,265,781	(2,742,015)	(476,234)
Rayliant Quantitative Developed Market Equity ETF	54,158,833	4,199,171	(1,800,670)	2,398,501

8. Concentration of Risks:

As with all ETFs, there is no guarantee that the Funds will achieve its investment objective. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each Fund is subject to certain of the principal risks noted below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Ricks”.

Risk of Investing in China - Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

Risk of Investing in Russia - Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Equity Market Risk - Because a Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short-term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Stock Connect Investing Risk - Fund purchases of China A Shares through Stock Connect involve ownership rights that are exercised differently than those involved in U.S. securities markets. When the Fund buys a Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock through Stock Connect, the Fund is purchasing a security registered under the name of the Hong Kong Securities Clearing Company Limited (“HKSCC”) that acts as a nominee holder for the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock. The Fund as the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock can exercise its rights through its nominee HKSCC. However, due to the indirect nature of holding its ownership interest through a nominee holder, the Fund might encounter difficulty in exercising or timely exercising its rights as the beneficial owner when trading through HKSCC under Stock Connect, and such difficulty may expose the Fund to risk of loss.

Foreign Securities Risk - Investments in securities of foreign companies (including direct investments as well as investments through certain depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Foreign Currency Risk - As a result of a Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk - If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Issuers Risk - Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Emerging Market Company Risk - Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Depositary Receipts Risk - American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Management Risk - Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. A Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Quantitative Investing Risk - A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

ETF Risks - The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Trading Risk - Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Cash Transactions Risk - Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Investments in Investment Companies Risk - A Fund may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETFs - ETFs are pooled investment vehicles whose shares are listed and traded on U.S. and non-U.S. stock exchanges. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, a Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Portfolio Turnover Risk - Due to each Fund’s investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Geographic Focus Risk - To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk - Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Valuation Risk - The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Sector Focus Risk - Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Financials Sector Risk - Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Consumer Discretionary Sector Risk - Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. The impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the overall international economy and, in turn, negatively affect companies in the consumer discretionary sector.

Preferred Stock Risk - Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

REIT Risk - REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

Leverage Risk - The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Non-Diversification Risk - The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

9. Other:

At March 31, 2023, the records of the trust reflected the following with respect to the number of Authorized Participants and the percentage of shares outstanding held by the Authorized Participants:

	Authorized Participants	% Ownership
Rayliant Quantamental China Equity ETF	5	100%
Rayliant Quantamental Emerging Market Equity ETF	4	100%
Rayliant Quantitative Developed Market Equity ETF	2	100%

Fund’s total shares outstanding were held in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (Continued)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment

	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Rayliant Quantamental China Equity ETF
Actual Fund Return	$1,000.00	$990.40	0.80%	$3.97
Hypothetical 5% Return	1,000.00	1,020.94	0.80	4.03

Rayliant Quantamental Emerging Market Equity ETF
Actual Fund Return	$1,000.00	$1,037.90	0.83%	$4.22
Hypothetical 5% Return	1,000.00	1,020.79	0.83	4.18

Rayliant Quantitative Developed Market Equity ETF
Actual Fund Return	$1,000.00	$1,140.50	0.80%	$4.27
Hypothetical 5% Return	1,000.00	1,020.94	0.80	4.03

* Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Program Administrator’s report:

●    noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

●    noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●    noted that no material changes have been made to the Program during the period covered by the report.

●    noted that the Program Administrator had determined that the Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market Equity ETF and Rayliant Quantitative Developed Market Equity ETF’s highly liquid investment minimums remain appropriate.

In connection with the Funds’ operation as ETFs, the Program Administrator’s report further discussed: (i) the relationship between each Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.

During the reporting period, the Program Administrator also reported to the Board in advance of extended local market holiday closures that the Rayliant Quantamental China Equity ETF and Rayliant Quantamental Emerging Market Equity ETF could temporarily hold illiquid securities in excess of 15% of each Fund’s net assets solely due to such closures, in accordance with applicable SEC staff guidance.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Rayliant Quantamental China Equity ETF

Rayliant Quantamental Emerging Market Equity ETF

Rayliant Quantitative Developed Market Equity ETF

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Rayliant Global Advisors Limited (“RGA”), the Adviser’s parent company, and East West Bancorp, Inc. (“East West”) have entered into an agreement, pursuant to which East West will purchase a 49.99% ownership interest in RGA (the “Transaction”). The Transaction is expected to occur on or about June 30, 2023 (the “Closing Date”). In anticipation that the Transaction could be deemed to result in a change in control of the Adviser under the 1940 Act, and, consequently, in the assignment and automatic termination of the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Prior Agreement”), a Board meeting was held on March 15-16, 2023 (the “March Meeting”) to decide whether to approve an interim investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser for a term of up to 150 days (the “Interim Agreement”) following the Closing Date and a new investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser for an initial term of two years (the “New Agreement”).

At the March Meeting, in connection with its approval of the Interim Agreement and the New Agreement, the Board considered materials provided by the Adviser and reviewed by the Board in advance of the March Meeting that detailed, among other things, the terms, conditions and expected timing of the Transaction, the reasons that the Adviser was undergoing the Transaction, the implications of the Transaction on the Adviser’s business and the pre- and post-Transaction structure of the Adviser. In recognition of the fact that the Transaction had not been consummated at the time of the March Meeting and that the Board was being asked to approve the Adviser as it was expected to exist after the consummation of the Transaction as the investment adviser to the Funds, the materials provided by the Adviser addressed the Adviser as it was expected to exist after the consummation of the Transaction. The Board, in considering the Interim Agreement and the New Agreement in the context of the Transaction, relied upon representations from the Adviser that: (i) the Transaction was not expected to result in any material

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

changes to the nature, quality and extent of services provided to the Funds by the Adviser; (ii) the Adviser did not anticipate any material changes to its compliance program or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Funds were not expected to change in connection with the Transaction.

At the March Meeting, the Board also considered the terms of the Interim Agreement and the New Agreement and noted that (i) the Interim Agreement has the same advisory fees as, and does not materially differ from, the Prior Agreement, except with respect to certain provisions that are required by law, and (ii) the New Agreement has the same advisory fees as, and does not materially differ from, the Prior Agreement. The Board also determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the renewal of the Prior Agreement, which occurred at a Board meeting held on June 22-23, 2022 (the “June Meeting”), as part of its considerations to approve the Interim Agreement and the New Agreement and recommend the approval of the New Agreement to the Funds’ shareholders.

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Prior Agreement at the June Meeting, and the conclusions made by the Board when determining to renew the Prior Agreement for an additional one-year term.

In preparation for the June Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Prior Agreement. Prior to the June Meeting, the Independent Trustees met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the June Meeting and other meetings held during the prior year, to help them decide whether to renew the Prior Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions;

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the June Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Prior Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the June Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Prior Agreement. In considering the renewal of the Prior Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Prior Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Prior Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Prior Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2023 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and the Funds’ shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Approval of the Interim Agreement and the New Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Interim Agreement and the New Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Interim Agreement for a term of up to 150 days, approve the New Agreement for an initial term of two years and recommend the approval of the New Agreement to the Funds’ shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

Rayliant Funds

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

1-866-898-1688

Investment Adviser:

Rayliant Asset Management

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RAY-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 9, 2023